Labor, social security and share-based payment liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Labor, social security and share-based payment liabilities
16.	Labor, social security and share-based payment liabilities

	2018	2017
Labor liabilities and related social charges	26,669	13,565
Accrued annual payments and related social charges	70,063	22,394

Total labor and social security liabilities	96,732	35,959

Share-based payments (Note 26)	—	217,487

Total share-based payments	—	217,487

The carrying amount of Labor and social security liabilities approximate fair value, due to their short-term nature. See further details on Share-based payments in Note 26.